JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	0.2%
Holding Companies-Diversified	0.2%
Austerlitz Acquisition Corp. II(a)		634	$6,194
CC Neuberger Principal Holdings III(a)		104	1,023
Northern Star Investment Corp. III(a)		211	2,066
			9,283
TOTAL COMMON STOCKS (Cost $9,505)			9,283

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	14.6%
Biotechnology	2.1%
Bridgebio Pharma, Inc. 2.25%, 02/01/29		$50,000	20,435
Innoviva, Inc. 2.50%, 08/15/25		100,000	108,562
			128,997
Internet	3.1%
Spotify U.S.A., Inc. 0.00%, 03/15/26		180,000	142,020
Twitter, Inc. 0.00%, 03/15/26		50,000	44,253
			186,273
Media	6.2%
Liberty Broadband Corp.,
1.25%, 09/30/50(b)		100,000	93,400
2.75%, 09/30/50(b)		100,000	95,118
Liberty Latin America Ltd. 2.00%, 07/15/24		220,000	190,438
			378,956
Software	3.2%
Envestnet, Inc. 0.75%, 08/15/25		100,000	85,300
Splunk, Inc. 1.13%, 06/15/27		130,000	107,250
			192,550
TOTAL CONVERTIBLE BONDS (Cost $992,007)			886,776
CORPORATE BONDS	66.5%
Advertising	4.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		300,000	257,241
Aerospace/Defense	3.2%
Boeing (The) Co. 5.81%, 05/01/50		110,000	101,032
Hexcel Corp. 4.20%, 02/15/27		100,000	93,797
			194,829

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Apparel	1.4%
Kontoor Brands, Inc. 4.13%, 11/15/29(b)		$108,000	$85,765
Banks	2.9%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		105,000	87,806
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		105,000	86,494
			174,300
Commercial Services	1.6%
Graham Holdings Co. 5.75%, 06/01/26(b)		100,000	99,000
Diversified Financial Services	2.4%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		150,000	148,125
Electrical Component & Equipments	4.1%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		250,000	247,250
Food	0.3%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc. 6.50%, 04/15/29(b)		16,000	16,096
Healthcare-Services	0.8%
IQVIA, Inc. 5.00%, 10/15/26(b)		50,000	47,617
Internet	13.2%
Netflix, Inc. 6.38%, 05/15/29		260,000	262,587
TripAdvisor, Inc. 7.00%, 07/15/25(b)		300,000	290,406
Uber Technologies, Inc. 8.00%, 11/01/26(b)		250,000	248,875
			801,868
Machinery-Diversified	0.7%
Flowserve Corp. 3.50%, 10/01/30		50,000	42,941
Media	5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		50,000	49,625
5.38%, 06/01/29(b)		150,000	134,076
Paramount Global (Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		37,000	32,375
Sirius XM Radio, Inc. 5.50%, 07/01/29(b)		100,000	91,125
			307,201

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Packing & Containers	1.2%
Berry Global, Inc. 4.88%, 07/15/26(b)		$75,000	$71,577
Pharmaceuticals	1.6%
AbbVie, Inc. 3.60%, 05/14/25		100,000	98,374
Real Estate Investment Trusts	4.5%
Digital Realty Trust L.P. 3.70%, 08/15/27		100,000	95,257
SBA Communications Corp. 3.13%, 02/01/29		30,000	24,555
VICI Properties L.P./VICI Note Co., Inc. 5.75%, 02/01/27(b)		160,000	151,824
			271,636
Semiconductors	1.0%
Broadcom, Inc. 3.14%, 11/15/35(b)		80,000	60,751
Software	7.6%
CDK Global, Inc. 5.25%, 05/15/29(b)		100,000	97,978
MSCI, Inc. 4.00%, 11/15/29(b)		200,000	177,266
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		200,000	186,512
			461,756
Telecommunications	6.7%
Plantronics, Inc. 4.75%, 03/01/29(b)		230,000	228,850
Switch Ltd. 3.75%, 09/15/28(b)		180,000	178,047
			406,897
Toys/Games/Hobbies	2.4%
Mattel, Inc. 5.88%, 12/15/27(b)		150,000	146,634
Transportation	1.5%
XPO Logistics, Inc. 6.25%, 05/01/25(b)		90,000	89,325
TOTAL CORPORATE BONDS (Cost $4,490,703)			4,029,183
FOREIGN ISSUER BONDS	3.2%
Beverages	1.6%
Bacardi Ltd. 4.70%, 05/15/28(b)		100,000	98,768
Oil & Gas	1.6%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%) 4.38%, 06/22/25(c)		100,000	94,150
TOTAL FOREIGN ISSUER BONDS (Cost $218,422)			192,918

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	2.6%
Banks	0.7%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%) 5.85%(c)		1,679	$41,522
Telecommunications	1.9%
2020 Cash Mandatory Exchangeable Trust (a)(b)		100	114,660
PREFERRED STOCKS (Cost $152,307)			156,182

	Percentage of Net Assets	Principal Amount	Value
U.S. TREASURY OBLIGATIONS	2.3%
U.S. Treasury Bonds	2.3%
2.25%, 02/15/52		$170,000	139,905
TOTAL U.S. TREASURY OBLIGATIONS (Cost $146,232)			139,905

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	8.5%
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(d)		514,970	514,970
TOTAL SHORT-TERM INVESTMENTS (Cost $514,970)			514,970
TOTAL INVESTMENTS (Cost $6,524,146)	97.9%		5,929,217
NET OTHER ASSETS (LIABILITIES)	2.1%		125,433
NET ASSETS	100.0%		$6,054,650

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at June 30, 2022, and the related index and spread are shown parenthetically for each security.
(d)7-day current yield as of June 30, 2022 is disclosed.

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

At June 30, 2022 the JOHCM Credit Income Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB and above	26.40%
BB	32.51
B	19.57
NR	8.43

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.1%
Brazil	7.2%
Ambev S.A. - ADR		4,329,892	$10,868,029
Petroleo Brasileiro S.A. - ADR		2,751,648	32,139,249
Suzano S.A. - ADR		1,080,440	10,242,571
			53,249,849
Canada	2.7%
Barrick Gold Corp.		1,101,251	19,481,130
China	27.7%
Anhui Conch Cement Co. Ltd. - Class H		3,351,109	14,520,277
China Oilfield Services. Ltd. - Class H		9,620,000	9,427,767
Country Garden Services Holdings Co. Ltd.		1,498,000	6,672,159
ENN Energy Holdings Ltd.		1,372,205	22,541,319
Jiangsu Expressway Co. Ltd. - Class H		3,996,982	4,024,081
Longfor Group Holdings Ltd.(a)		4,585,372	21,650,613
Proya Cosmetics Co. Ltd. - Class A		807,859	19,938,910
Tencent Holdings Ltd.		957,124	43,228,417
TravelSky Technology Ltd. - Class H		3,562,000	6,918,091
Trip.com Group Ltd.(b)		463,716	13,095,716
Tsingtao Brewery Co. Ltd. - Class H		1,892,536	19,680,754
Xinyi Energy Holdings Ltd.		3,002,948	1,538,443
Xinyi Solar Holdings Ltd.		10,950,440	16,913,816
Zhejiang Expressway Co. Ltd. - Class H(b)		4,536,225	4,185,435
			204,335,798
Hong Kong	3.8%
China Resources Land Ltd.		1,799,176	8,391,936
Hong Kong Exchanges & Clearing Ltd.		354,751	17,450,921
Lee & Man Paper Manufacturing Ltd.		4,063,402	1,745,127
			27,587,984
India	12.9%
Container Corp. of India Ltd.		1,298,885	9,774,635
HDFC Bank Ltd. - ADR		439,075	24,131,562
Larsen & Toubro Ltd.		893,071	17,621,677
Mahindra & Mahindra Ltd.		1,524,921	21,108,201
State Bank of India		3,798,687	22,410,437
			95,046,512
Indonesia	2.0%
Bank Mandiri Persero Tbk PT		14,208,594	7,558,524
Bank Rakyat Indonesia Persero Tbk PT		25,640,758	7,142,752
			14,701,276
Jersey	0.5%
Centamin PLC		4,193,722	4,008,460
Mexico	7.5%
Becle S.A.B. de C.V.		3,532,633	7,641,639
Bolsa Mexicana de Valores S.A.B. de C.V.		2,925,222	5,191,634

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Cemex S.A.B. de C.V. - ADR(b)		3,912,710	$15,337,823
Grupo Financiero Banorte S.A.B. de C.V., Series O		1,943,161	10,838,876
Megacable Holdings S.A.B. de C.V. - CPO		1,527,268	3,711,559
Wal-Mart de Mexico S.A.B. de C.V.		3,632,380	12,523,081
			55,244,612
Russia	0.0%
Gazprom PJSC - ADR(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(c)		757,185	—
			—
South Africa	4.6%
FirstRand Ltd.		5,302,352	20,327,788
Mr Price Group Ltd.		1,209,720	13,188,969
			33,516,757
South Korea	13.8%
Cheil Worldwide, Inc.		562,940	10,297,154
Kangwon Land, Inc.(b)		437,714	8,562,797
Samsung Electronics Co. Ltd.		861,352	37,813,512
Samsung Electronics Co. Ltd. - REG - GDR		1,215	1,325,565
SK Hynix, Inc.		294,112	20,613,210
SK Square Co. Ltd.(b)		247,473	7,442,869
SK Telecom Co. Ltd.		382,812	15,331,349
			101,386,456
Taiwan	6.2%
Primax Electronics Ltd.		7,303,384	15,179,819
Taiwan Cement Corp.		4,826,000	6,411,186
Tong Yang Industry Co. Ltd.		5,251,643	8,716,383
Win Semiconductors Corp.		550,000	3,560,798
Yuanta Financial Holding Co. Ltd.		18,083,000	11,980,934
			45,849,120
United Arab Emirates	3.2%
Emaar Properties PJSC		13,293,556	18,819,660
Fertiglobe PLC		3,832,331	5,018,516
			23,838,176
TOTAL COMMON STOCKS (Cost $697,126,135)			678,246,130
PREFERRED STOCKS	3.0%
Brazil	3.0%
Azul S.A. - ADR(b)		676,252	4,801,389
Banco Bradesco S.A. - ADR, 1.07%(d)		2,882,195	9,395,955
Itau Unibanco Holding S.A. - ADR, 0.74%(d)		1,960,301	8,390,088
			22,587,432
TOTAL PREFERRED STOCKS (Cost $32,832,641)			22,587,432
TOTAL INVESTMENTS (Cost $729,958,776)	95.1%		700,833,562
NET OTHER ASSETS (LIABILITIES)	4.9%		35,852,984
NET ASSETS	100.0%		$736,686,546

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2022 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	9.8%
Consumer Discretionary	8.8
Consumer Staples	9.6
Energy	5.6
Financials	19.7
Industrials	5.5
Information Technology	14.9
Materials	10.4
Real Estate	7.5
Utilities	3.3
Total	95.1%

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.6%
Brazil	5.3%
Ambipar Participacoes e Empreendimentos S.A.		27,800	$118,617
Cia Brasileira de Aluminio		86,200	190,734
Cielo S.A.(a)		190,100	136,215
Empreendimentos Pague Menos S.A.(a)		58,200	48,375
Lojas Renner S.A.(a)		80,900	349,666
Oncoclinicas do Brasil Servicos Medicos S.A.(a)		151,600	132,092
Petro Rio S.A.(a)		50,100	210,511
Santos Brasil Participacoes S.A.		169,100	210,670
Sinqia S.A.(a)		58,200	176,153
StoneCo. Ltd. - Class A(a)		35,162	270,747
TOTVS S.A.(a)		35,200	156,446
			2,000,226
Canada	2.4%
Capstone Copper Corp.(a)		91,009	229,785
Dundee Precious Metals, Inc.		49,726	247,625
Neo Performance Materials, Inc.		13,307	128,501
Parex Resources, Inc.		16,827	284,982
			890,893
Chile	1.1%
Cia Cervecerias Unidas S.A. - ADR		32,306	408,025
China	5.5%
China Datang Corp. Renewable Power Co. Ltd. - Class H		1,570,000	534,218
New Horizon Health Ltd.(a)(b)		69,500	209,028
Silergy Corp.		3,313	266,858
Uni-President China Holdings Ltd.		534,000	457,998
Xtep International Holdings Ltd.		333,500	603,520
			2,071,622
Czech Republic	0.5%
Moneta Money Bank A.S.(b)		54,532	197,958
Germany	0.9%
Krones A.G.		4,470	341,020
Greece	1.4%
Eurobank Ergasias Services and Holdings S.A.(a)		211,209	186,631
Mytilineos S.A.		15,242	223,620
Star Bulk Carriers Corp.		4,914	122,801
			533,052
Hong Kong	6.2%
BOE Varitronix Ltd.		134,000	269,134
China Power International Development Ltd.		250,000	158,663
CIMC Enric Holdings Ltd.		458,000	492,040
Man Wah Holdings Ltd.		264,400	285,736
Pax Global Technology Ltd.		449,000	349,619

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Towngas Smart Energy Co. Ltd.(a)		793,000	$422,432
Truly International Holdings Ltd.		1,060,000	324,209
			2,301,833
Hungary	0.6%
Richter Gedeon Nyrt		11,937	215,497
India	20.1%
Apollo Tyres Ltd.		82,205	192,677
Aster DM Healthcare Ltd.(a)(b)		187,677	423,014
Bata India Ltd.		15,869	335,314
Computer Age Management Services Ltd.		5,874	167,932
CreditAccess Grameen Ltd.(a)		22,025	283,301
Genus Power Infrastructures Ltd.		324,542	310,272
Indian Energy Exchange Ltd.(b)		93,417	187,786
Ipca Laboratories Ltd.		22,593	256,763
KPIT Technologies Ltd.		101,900	667,936
Lemon Tree Hotels Ltd.(a)(b)		430,287	332,635
Narayana Hrudayalaya Ltd.(a)		68,213	546,369
Phoenix Mills (The) Ltd.		35,749	535,833
PNC Infratech Ltd.		84,464	258,988
PTC India Ltd.		180,955	174,259
PVR Ltd.(a)		26,073	614,365
Quess Corp. Ltd.(b)		51,099	397,061
Shriram Transport Finance Co. Ltd.		15,227	247,062
Varun Beverages Ltd.		92,000	920,956
VST Tillers Tractors Ltd.		8,102	260,303
WNS Holdings Ltd. - ADR(a)		5,746	428,882
			7,541,708
Indonesia	2.1%
Matahari Department Store Tbk PT		563,900	188,881
Media Nusantara Citra Tbk PT		3,050,100	191,431
Merdeka Copper Gold Tbk PT(a)		782,200	209,497
Vale Indonesia Tbk PT(a)		469,300	177,986
			767,795
Jordan	0.5%
Hikma Pharmaceuticals PLC		9,906	195,047
Mexico	1.4%
Banco del Bajio S.A.(b)		72,500	145,328
Gruma S.A.B. de C.V. - Class B		16,040	177,513
Megacable Holdings S.A.B. de C.V. - CPO		84,200	204,623
			527,464
Philippines	0.8%
Metropolitan Bank & Trust Co.		323,030	280,819

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	0.7%
Bank Polska Kasa Opieki S.A.		9,833	$178,914
STS Holding S.A.(a)		23,906	78,310
			257,224
Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	—
Saudi Arabia	0.5%
United Electronics Co.		6,262	188,923
South Africa	1.9%
Aspen Pharmacare Holdings Ltd.		16,911	144,529
Mr Price Group Ltd.		25,088	273,522
Sappi Ltd.(a)		83,446	276,259
			694,310
South Korea	14.5%
Cheil Worldwide, Inc.		17,797	325,538
CJ CheilJedang Corp.		879	256,578
Dentium Co. Ltd.		6,819	449,558
DGB Financial Group, Inc.		30,926	181,259
Ecopro BM Co. Ltd.		4,156	363,298
Eugene Technology Co. Ltd.		7,425	167,840
Hana Materials, Inc.		10,301	380,020
Hansol Chemical Co. Ltd.		2,660	417,930
Hyundai Mipo Dockyard Co. Ltd.(a)		9,119	639,819
Iljin Materials Co. Ltd.		2,727	146,599
KH Vatec Co. Ltd.		12,191	174,640
LX Semicon Co. Ltd.		3,587	264,660
Meritz Fire & Marine Insurance Co. Ltd.		7,561	193,043
PSK, Inc.		7,834	224,449
Samsung Engineering Co. Ltd.(a)		15,458	256,562
SKC Co. Ltd.		4,087	418,647
SL Corp.		24,097	582,753
			5,443,193
Taiwan	15.0%
Alchip Technologies Ltd.		22,300	520,497
Arcadyan Technology Corp.(a)		108,000	435,872
ASPEED Technology, Inc.		4,950	316,310
Bizlink Holding, Inc.		39,000	404,645
Chailease Holding Co. Ltd.		60,172	421,946
E Ink Holdings, Inc.		108,000	684,682
Elite Material Co. Ltd.		41,000	246,136
Farglory Land Development Co. Ltd.		67,000	141,060
Fittech Co. Ltd.		28,000	118,183
Fulgent Sun International Holding Co. Ltd.		26,000	151,277
Ingentec Corp.		58,000	258,463
Makalot Industrial Co. Ltd.		19,000	90,100

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Merida Industry Co. Ltd.		42,000	$360,906
Sino-American Silicon Products, Inc.		30,000	142,264
Taiwan Business Bank		757,000	294,057
Taiwan Paiho Ltd.		93,000	215,192
Tong Yang Industry Co. Ltd.		99,000	164,315
Voltronic Power Technology Corp.		10,450	507,853
Winbond Electronics Corp.		204,000	148,883
			5,622,641
Thailand	7.1%
Bangkok Life Assurance PCL - NVDR		201,000	228,829
Central Plaza Hotel PCL - REG(a)		335,100	417,039
Com7 PCL - REG		330,500	280,441
Fabrinet(a)		2,458	199,344
Humanica PCL - REG		975,700	322,887
JMT Network Services PCL - REG		275,100	569,964
Land & Houses PCL - REG		1,482,400	350,107
Major Cineplex Group PCL - NVDR		457,000	284,373
			2,652,984
United States	0.6%
Parade Technologies Ltd.		6,000	232,061
Uruguay	1.5%
Arcos Dorados Holdings, Inc. - Class A		61,454	414,200
Dlocal Ltd.(a)		6,059	159,049
			573,249
TOTAL COMMON STOCKS (Cost $37,506,018)			33,937,544
EQUITY-LINKED SECURITIES	1.0%
India	1.0%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(b)		29,073	357,980
TOTAL EQUITY-LINKED SECURITIES (Cost $254,016)			357,980
PREFERRED STOCKS	0.6%
Brazil	0.6%
Gerdau S.A. - ADR, 2.43%(d)		55,949	240,021
TOTAL PREFERRED STOCKS (Cost $174,500)			240,021
TOTAL INVESTMENTS (Cost $37,934,534)	92.2%		34,535,545
NET OTHER ASSETS (LIABILITIES)	7.8%		2,940,284
NET ASSETS	100.0%		$37,475,829

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
NVDR – Non-Voting Depositary Receipt
REG – Registered
At June 30, 2022 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	4.3%
Consumer Discretionary	14.7
Consumer Staples	6.1
Energy	1.3
Financials	9.6
Health Care	6.9
Industrials	13.2
Information Technology	22.4
Materials	7.5
Real Estate	2.7
Utilities	3.5
Total	92.2%

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	59.9%
Banks	3.7%
Citizens Financial Group, Inc.		10,432	$372,318
FinecoBank Banca Fineco S.p.A.		67,220	804,461
JPMorgan Chase & Co.		3,429	386,140
Lloyds Banking Group PLC		746,818	384,641
Truist Financial Corp.		20,638	978,860
			2,926,420
Beverages	1.1%
Coca-Cola Europacific Partners PLC		7,878	406,584
Coca-Cola Femsa S.A.B. de C.V. - ADR		9,026	498,957
			905,541
Building Materials	1.4%
Cie de Saint-Gobain		7,015	301,002
CRH PLC		22,714	780,829
			1,081,831
Chemicals	4.1%
Air Products and Chemicals, Inc.		3,717	893,865
International Flavors & Fragrances, Inc.		7,946	946,527
Linde PLC		3,747	1,077,375
Nutrien Ltd.		4,295	342,269
			3,260,036
Cosmetics/Personal Care	1.0%
Unilever PLC		18,325	830,044
Diversified Financial Services	2.8%
Azimut Holding S.p.A.		22,049	383,217
CME Group, Inc.		3,158	646,443
GQG Partners, Inc. - CDI		174,177	175,529
Julius Baer Group Ltd.		4,474	206,395
Visa, Inc. - Class A		3,995	786,576
			2,198,160
Electric	1.4%
Terna Rete Elettrica Nazionale S.p.A.		144,203	1,131,568
Electrical Component & Equipments	0.4%
ABB Ltd. - REG		12,891	343,796
Food	1.2%
Danone S.A.		3,758	209,749
Nestle S.A. - REG		6,530	762,272
			972,021
Gas	1.2%
Enagas S.A.		42,155	930,795
Healthcare-Products	1.5%
Thermo Fisher Scientific, Inc.		2,203	1,196,846
Healthcare-Services	0.5%
Anthem, Inc.		853	411,641

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Home Builders	1.0%
Sekisui House Ltd.		44,200	$774,184
Insurance	0.9%
Allianz S.E. - REG		3,774	720,278
Internet	3.7%
Alphabet, Inc. - Class C(a)		548	1,198,723
Meta Platforms, Inc. - Class A(a)		4,690	756,262
Naspers Ltd. - Class N		7,052	1,026,333
			2,981,318
Investment Companies	0.5%
Kinetik Holdings, Inc.		10,598	361,816
Machinery-Diversified	0.7%
Chart Industries, Inc.(a)		1,238	207,216
Deere & Co.		1,268	379,728
			586,944
Media	0.5%
NOS SGPS S.A.		61,144	245,795
Warner Bros Discovery, Inc.(a)		9,480	127,222
			373,017
Mining	0.4%
Anglo American PLC		9,502	339,716
Oil & Gas	1.4%
Repsol S.A.		14,154	208,399
TotalEnergies S.E.		17,157	905,637
			1,114,036
Oil & Gas Services	0.2%
Subsea 7 S.A.		24,963	199,558
Pharmaceuticals	5.0%
AstraZeneca PLC		6,522	857,437
Euroapi S.A.(a)		193	3,045
Novartis A.G. - REG		13,477	1,141,377
Pfizer, Inc.		7,634	400,250
Roche Holding A.G. - ADR		14,176	591,281
Sanofi		9,971	1,006,667
			4,000,057
Pipelines	6.5%
Cheniere Energy, Inc.		5,986	796,317
Gaztransport Et Technigaz S.A.		6,066	759,645
New Fortress Energy, Inc.		4,650	184,001
ONEOK, Inc.		21,346	1,184,703
Pembina Pipeline Corp.		22,946	811,096
Williams Cos. (The), Inc.		45,226	1,411,503
			5,147,265

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Real Estate	1.1%
Hang Lung Properties Ltd.		448,343	$850,199
Hongkong Land Holdings Ltd.		79	397
			850,596
Real Estate Investment Trusts	6.0%
Champion REIT		819,000	364,264
Crown Castle International Corp.		5,073	854,192
Digital Realty Trust, Inc.		3,213	417,144
Douglas Emmett, Inc.		12,464	278,944
Frasers Logistics & Commercial Trust		840,249	804,384
Mapletree Industrial Trust		471,580	882,537
VICI Properties, Inc.		38,379	1,143,311
			4,744,776
Retail	1.4%
Dollar Tree, Inc.(a)		7,239	1,128,198
Semiconductors	3.2%
Infineon Technologies A.G.		18,840	455,875
NXP Semiconductors N.V.		4,530	670,576
ON Semiconductor Corp.(a)		17,362	873,482
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		6,278	513,226
			2,513,159
Software	4.9%
Activision Blizzard, Inc.		6,794	528,981
Bill.com Holdings, Inc.(a)		1,737	190,966
Microsoft Corp.		4,162	1,068,927
Oracle Corp.		15,797	1,103,736
SAP S.E.		11,063	1,007,820
			3,900,430
Telecommunications	2.2%
AT&T, Inc.		46,401	972,565
BT Group PLC		177,482	402,499
Vodafone Group PLC		271,368	418,404
			1,793,468
TOTAL COMMON STOCKS (Cost $46,308,743)			47,717,515

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	4.3%
Internet	1.4%
Spotify U.S.A., Inc. 0.00%, 03/15/26		$1,000,000	789,000
Twitter, Inc. 0.00%, 03/15/26		400,000	354,025
			1,143,025

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Media	1.6%
Liberty Broadband Corp. 1.25%, 09/30/50(b)		$500,000	$467,000
Liberty Latin America Ltd. 2.00%, 07/15/24		895,000	774,735
			1,241,735
Software	1.3%
Alteryx, Inc. 1.00%, 08/01/26		210,000	166,215
Splunk, Inc. 1.13%, 06/15/27		1,040,000	858,000
			1,024,215
TOTAL CONVERTIBLE BONDS (Cost $3,846,681)			3,408,975
CORPORATE BONDS	17.8%
Advertising	1.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		1,400,000	1,200,458
Aerospace/Defense	0.4%
Boeing (The) Co. 5.81%, 05/01/50		320,000	293,911
Apparel	0.4%
Kontoor Brands, Inc. 4.13%, 11/15/29(b)		411,000	326,383
Banks	1.4%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		450,000	376,313
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		900,000	741,375
			1,117,688
Diversified Financial Services	0.7%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		550,000	543,125
Electrical Component & Equipments	1.1%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		850,000	840,650
Healthcare-Services	0.2%
IQVIA, Inc. 5.00%, 10/15/26(b)		150,000	142,850
Internet	2.0%
Netflix, Inc. 6.38%, 05/15/29		505,000	510,025
TripAdvisor, Inc. 7.00%, 07/15/25(b)		1,130,000	1,093,861
			1,603,886

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Media	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		$750,000	$744,375
5.38%, 06/01/29(b)		850,000	759,764
Paramount Global (Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		94,000	82,250
			1,586,389
Packing & Containers	0.4%
Berry Global, Inc. 4.88%, 07/15/26(b)		300,000	286,308
Pharmaceuticals	0.7%
AbbVie, Inc. 3.60%, 05/14/25		570,000	560,731
Real Estate Investment Trusts	3.4%
American Tower Corp. 3.65%, 03/15/27		900,000	854,668
Digital Realty Trust L.P.,
3.70%, 08/15/27		300,000	285,770
3.60%, 07/01/29		850,000	768,188
SBA Communications Corp. 3.13%, 02/01/29		175,000	143,238
VICI Properties L.P./VICI Note Co., Inc. 5.75%, 02/01/27(b)		700,000	664,230
			2,716,094
Semiconductors	0.3%
Broadcom, Inc. 3.14%, 11/15/35(b)		280,000	212,627
Software	1.2%
MSCI, Inc. 4.00%, 11/15/29(b)		770,000	682,474
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		325,000	303,082
			985,556
Telecommunications	1.8%
Plantronics, Inc. 4.75%, 03/01/29(b)		920,000	915,402
Switch Ltd. 3.75%, 09/15/28(b)		550,000	544,032
			1,459,434
Toys/Games/Hobbies	0.3%
Mattel, Inc. 5.88%, 12/15/27(b)		275,000	268,829
TOTAL CORPORATE BONDS (Cost $15,551,351)			14,144,919

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	3.0%
iShares Gold Trust(a)		35,292	$1,210,869
SPDR Gold Shares(a)		7,188	1,210,890
TOTAL EXCHANGE TRADED FUNDS (Cost $1,957,096)			2,421,759

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	5.6%
Beverages	2.3%
Bacardi Ltd. 4.70%, 05/15/28(b)		$900,000	888,915
JDE Peet's N.V. 0.80%, 09/24/24(b)		1,000,000	929,247
			1,818,162
Computers	1.1%
CGI, Inc. 1.45%, 09/14/26		1,000,000	883,086
Media	1.3%
Thomson Reuters Corp. 4.30%, 11/23/23		1,000,000	1,012,163
Telecommunications	0.9%
Rogers Communications, Inc. 3.63%, 12/15/25		750,000	735,583
TOTAL FOREIGN ISSUER BONDS (Cost $4,457,933)			4,448,994

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	2.0%
Beverages	0.5%
Embotelladora Andina S.A. - Class B 5.84%(d)		236,793	422,571
Semiconductors	0.7%
Samsung Electronics Co. Ltd. 2.78%(d)		12,875	515,635
Telecommunications	0.8%
2020 Cash Mandatory Exchangeable Trust (a)(b)		550	630,630
PREFERRED STOCKS (Cost $1,613,903)			1,568,836

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	3.1%
U.S. Treasury Bond, 2.25%, 02/15/52		3,000,000	2,468,906
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,530,604)			2,468,906

	Percentage of Net Assets	Shares	Value
WARRANTS	0.5%
Oil & Gas	0.5%
Occidental Petroleum Corp., Exp. 07/06/2027, Strike $22(a)		10,535	389,479
TOTAL WARRANTS (Cost $380,500)			389,479

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	7.1%
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(e)		5,618,064	$5,618,064
TOTAL SHORT-TERM INVESTMENTS (Cost $5,618,064)			5,618,064
TOTAL INVESTMENTS (Cost $82,264,875)	103.3%		82,187,447
NET OTHER ASSETS (LIABILITIES)	(3.3%)		(2,601,966)
NET ASSETS	100.0%		$79,585,481

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at June 30, 2022, and the related index and spread are shown parenthetically for each security.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of June 30, 2022 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
CDI – CREST Depository Interest
REG – Registered
REIT – Real Estate Investment Trust
At June 30, 2022, the JOHCM Global Income Builder Fund’s investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	63.7%
United Kingdom	6.2
Canada	4.8
France	4.0
Switzerland	3.8
Italy	2.9
Germany	2.7
Singapore	2.1
Netherlands	2.0
Hong Kong	1.5
Chile	1.5
Spain	1.4
South Africa	1.3
Bermuda	1.1
Ireland	1.0
Japan	1.0
South Korea	0.7
Taiwan	0.7
Mexico	0.6
Portugal	0.3
Total	103.3%

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.2%
Australia	2.2%
Fortescue Metals Group Ltd.		616,382	$7,458,273
China	4.6%
Alibaba Group Holding Ltd.(a)		561,327	8,004,854
Tencent Holdings Ltd.		166,414	7,516,073
			15,520,927
Denmark	6.0%
Novo Nordisk A/S - Class B		98,919	10,971,256
Orsted A.S.(b)		88,909	9,293,571
			20,264,827
Hong Kong	2.7%
Hong Kong Exchanges & Clearing Ltd.		182,915	8,997,960
Ireland	5.2%
Accenture PLC - Class A		31,630	8,782,070
Aptiv PLC(a)		98,948	8,813,298
			17,595,368
Japan	5.1%
Keyence Corp.		24,608	8,411,845
Sony Group Corp.		106,400	8,700,678
			17,112,523
Netherlands	4.9%
ASML Holding N.V.		17,227	8,229,476
Koninklijke DSM N.V.		59,250	8,512,681
			16,742,157
Sweden	2.3%
Boliden AB		249,191	7,925,344
United Kingdom	4.7%
CNH Industrial N.V.		685,020	7,939,382
Linde PLC		28,177	8,101,733
			16,041,115
United States	61.5%
AGCO Corp.		79,543	7,850,894
Agilent Technologies, Inc.		73,779	8,762,732
Anthem, Inc.		18,305	8,833,627
Avantor, Inc.(a)		280,714	8,730,205
Catalent, Inc.(a)		89,285	9,579,388
Chart Industries, Inc.(a)		57,263	9,584,681
Estee Lauder Cos. (The), Inc. - Class A		37,360	9,514,471
Henry Schein, Inc.(a)		114,286	8,770,308
Intercontinental Exchange, Inc.		95,647	8,994,644
Intuit, Inc.		23,407	9,021,994
Keysight Technologies, Inc.(a)		65,083	8,971,692
Lam Research Corp.		18,991	8,093,015
Micron Technology, Inc.		144,828	8,006,092

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Microsoft Corp.		35,618	$9,147,771
Morningstar, Inc.		37,550	9,080,717
Nasdaq, Inc.		59,513	9,078,113
NVIDIA Corp.		44,449	6,738,024
ON Semiconductor Corp.(a)		170,133	8,559,391
Regeneron Pharmaceuticals, Inc.(a)		13,057	7,718,384
S&P Global, Inc.		25,556	8,613,905
Tenaris S.A. - ADR		313,002	8,041,021
Thermo Fisher Scientific, Inc.		17,561	9,540,540
United Rentals, Inc.(a)		34,242	8,317,724
Vertex Pharmaceuticals, Inc.(a)		31,227	8,799,456
			208,348,789
TOTAL COMMON STOCKS (Cost $296,175,102)			336,007,283
TOTAL INVESTMENTS (Cost $296,175,102)	99.2%		336,007,283
NET OTHER ASSETS (LIABILITIES)	0.8%		2,804,836
NET ASSETS	100.0%		$338,812,119

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2022 the industry sectors for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.2%
Consumer Discretionary	7.5
Consumer Staples	2.8
Energy	2.4
Financials	13.2
Health Care	24.1
Industrials	10.0
Information Technology	24.8
Materials	9.5
Utilities	2.7
Total	99.2%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.0%
Belgium	1.3%
Proximus SADP		1,463	$21,564
Canada	5.4%
Alimentation Couche-Tard, Inc.		1,478	57,653
Cameco Corp.		1,488	31,281
			88,934
Denmark	2.2%
Orsted A.S.(a)		349	36,481
Finland	2.4%
Wartsila OYJ Abp		5,074	39,508
France	13.7%
Publicis Groupe S.A.		925	45,230
Sanofi		597	60,273
Thales S.A.		611	74,947
TotalEnergies S.E.		817	43,125
			223,575
Germany	10.5%
Continental A.G.		693	48,294
Deutsche Boerse A.G.		418	69,912
SAP S.E.		177	16,124
Vitesco Technologies Group A.G.(b)		989	38,244
			172,574
Ireland	3.8%
CRH PLC		1,800	62,248
Italy	3.2%
Enel S.p.A.		9,713	53,133
Japan	7.4%
KDDI Corp.		807	25,510
Nippon Gas Co. Ltd.		3,000	42,541
Nitori Holdings Co. Ltd.		300	28,512
Sugi Holdings Co. Ltd.		560	24,558
			121,121
Netherlands	5.0%
Heineken Holding N.V.		663	48,253
SBM Offshore N.V.		2,454	33,265
			81,518
Portugal	3.2%
Galp Energia SGPS S.A.		4,534	53,144
South Korea	1.9%
LG Household & Health Care Ltd.		58	30,376
Spain	2.5%
Iberdrola S.A.		3,923	40,684
Sweden	3.1%
Svenska Handelsbanken AB - Class A		5,843	49,932

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	1.1%
Roche Holding A.G. (Genusschein)		52	$17,351
United Kingdom	23.3%
B&M European Value Retail S.A.		11,494	51,307
Beazley PLC		6,857	41,652
Compass Group PLC		2,765	56,546
Hargreaves Lansdown PLC		2,145	20,570
HomeServe PLC		3,631	51,803
Informa PLC(b)		5,691	36,633
Lancashire Holdings Ltd.		8,583	42,127
Rio Tinto PLC		325	19,451
Shell PLC		2,360	61,306
			381,395
United States	3.0%
Philip Morris International, Inc.		492	48,580
TOTAL COMMON STOCKS (Cost $1,740,068)			1,522,118
TOTAL INVESTMENTS (Cost $1,740,068)	93.0%		1,522,118
NET OTHER ASSETS (LIABILITIES)	7.0%		114,486
NET ASSETS	100.0%		$1,636,604

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
At June 30, 2022 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	7.9%
Consumer Discretionary	13.6
Consumer Staples	12.8
Energy	13.6
Financials	13.7
Health Care	4.7
Industrials	10.1
Information Technology	1.0
Materials	5.0
Utilities	10.6
Total	93.0%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Australia	2.1%
Fortescue Metals Group Ltd.		14,559,790	$176,174,666
Canada	2.2%
First Quantum Minerals Ltd.		9,710,735	184,226,343
China	4.3%
Alibaba Group Holding Ltd.(a)		12,935,371	184,466,026
Tencent Holdings Ltd.		3,834,206	173,171,561
			357,637,587
Denmark	5.7%
Novo Nordisk A/S - Class B		2,358,651	261,601,548
Orsted A.S.(b)		2,011,191	210,227,840
			471,829,388
France	9.1%
Air Liquide S.A.		1,295,673	173,961,349
L'Oreal S.A.		613,915	211,855,887
Sanofi		1,980,674	199,967,863
Schneider Electric S.E.		1,499,742	177,439,808
			763,224,907
Germany	5.1%
Deutsche Boerse A.G.		1,419,034	237,337,438
Merck KGaA		1,112,742	187,741,775
			425,079,213
Hong Kong	3.1%
Hong Kong Exchanges & Clearing Ltd.		5,238,810	257,707,685
Ireland	7.0%
Accenture PLC - Class A		722,974	200,733,731
Aptiv PLC(a)		1,739,753	154,959,800
ICON PLC(a)		1,057,789	229,222,876
			584,916,407
Italy	2.3%
Tenaris S.A.		14,803,202	190,344,701
Japan	11.0%
Advantest Corp.		3,154,900	168,813,193
Japan Exchange Group, Inc.		10,569,700	152,531,490
Keyence Corp.		519,909	177,722,431
ORIX Corp.		13,004,200	218,142,388
Sony Group Corp.		2,454,300	200,696,186
			917,905,688
Netherlands	7.9%
ASML Holding N.V.		365,497	174,600,844
Koninklijke Ahold Delhaize N.V.		8,215,778	214,037,752
Koninklijke DSM N.V.		1,384,957	198,982,236
QIAGEN N.V.(a)		1,593,973	75,235,525
			662,856,357

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	2.0%
SK Hynix, Inc.		2,353,881	$164,974,716
Switzerland	9.2%
Alcon, Inc.		3,052,112	213,182,662
Lonza Group A.G. - REG		347,294	185,170,110
Roche Holding A.G. (Genusschein)		614,035	204,892,735
STMicroelectronics N.V.		5,286,899	166,212,174
			769,457,681
United Kingdom	25.1%
Anglo American PLC		4,609,547	164,801,007
Ashtead Group PLC		4,111,708	172,128,231
AstraZeneca PLC		1,583,865	208,228,218
B&M European Value Retail S.A.		34,757,864	155,153,528
CNH Industrial N.V.		14,808,138	171,010,434
Compass Group PLC		10,680,274	218,418,461
Ferguson PLC		1,744,860	195,154,801
GlaxoSmithKline PLC		9,726,431	209,046,787
Linde PLC		715,436	205,391,590
London Stock Exchange Group PLC		2,303,177	213,975,152
Rio Tinto PLC		3,065,091	183,441,284
			2,096,749,493
TOTAL COMMON STOCKS (Cost $8,084,611,907)			8,023,084,832
TOTAL INVESTMENTS (Cost $8,084,611,907)	96.1%		8,023,084,832
NET OTHER ASSETS (LIABILITIES)	3.9%		325,023,374
NET ASSETS	100.0%		$8,348,108,206

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
REG – Registered
At June 30, 2022 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.1%
Consumer Discretionary	10.9
Consumer Staples	5.1
Energy	2.3
Financials	12.9
Health Care	23.7
Industrials	8.6
Information Technology	12.6
Materials	15.4
Utilities	2.5
Total	96.1%

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.6%
United Kingdom	1.6%
Syncona Ltd.(a)		57,247	$142,161
TOTAL CLOSED-END FUNDS (Cost $148,618)			142,161
COMMON STOCKS	94.7%
Austria	1.5%
Lenzing A.G.		1,738	140,425
Belgium	3.8%
Umicore S.A.		10,008	349,456
Brazil	4.9%
Afya Ltd. - Class A(a)		24,093	239,725
YDUQS Participacoes S.A.		83,711	209,060
			448,785
Canada	2.5%
ATS Automation Tooling Systems, Inc.(a)		8,417	231,154
Denmark	10.6%
Novo Nordisk A/S - Class B		4,960	550,121
Orsted A.S.(b)		3,954	413,308
			963,429
France	7.7%
Hoffmann Green Cement Technologies S.A.S.(a)		1,501	23,312
Sartorius Stedim Biotech		1,265	396,769
Valeo		14,332	276,729
			696,810
Germany	8.2%
Befesa S.A.(b)		5,846	284,261
Carl Zeiss Meditec A.G. - Bearer		1,928	230,129
Duerr A.G.		9,908	228,013
			742,403
Indonesia	4.8%
Bank Rakyat Indonesia Persero Tbk PT		1,555,311	433,263
Japan	3.3%
Horiba Ltd.		7,091	302,078
Netherlands	9.6%
Alfen Beheer B.V.(a)(b)		4,220	389,874
QIAGEN N.V.(a)		10,434	488,764
			878,638
Norway	2.3%
TOMRA Systems ASA		11,376	210,988
Switzerland	4.3%
Lonza Group A.G. - REG		731	389,754
United Kingdom	5.6%
Abcam PLC(a)		25,444	364,862
Autolus Therapeutics PLC - ADR(a)		38,100	107,823

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Home REIT PLC		22,322	$30,868
Ilika PLC(a)		11,304	8,187
			511,740
United States	25.6%
Agilent Technologies, Inc.		3,594	426,859
ANSYS, Inc.(a)		1,460	349,363
Ecolab, Inc.		799	122,854
Evoqua Water Technologies Corp.(a)		12,819	416,746
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		10,011	379,017
PTC, Inc.(a)		4,381	465,876
Xylem, Inc.		2,157	168,634
			2,329,349
TOTAL COMMON STOCKS (Cost $11,131,879)			8,628,272
TOTAL INVESTMENTS (Cost $11,280,497)	96.3%		8,770,433
NET OTHER ASSETS (LIABILITIES)	3.7%		338,690
NET ASSETS	100.0%		$9,109,123

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
REIT – Real Estate Investment Trust
At June 30, 2022 the industry sectors for the Regnan Global Equity Impact Solutions were:
Sector Allocation	% of Net Assets
Consumer Discretionary	8.0%
Financials	10.5
Health Care	32.4
Industrials	21.3
Information Technology	12.3
Materials	7.0
Real Estate	0.3
Utilities	4.5
Total	96.3%

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.4%
Argentina	0.8%
MercadoLibre, Inc.(a)		100	$63,687
Brazil	5.2%
Ambev S.A.		43,300	110,867
B3 S.A. - Brasil Bolsa Balcao		42,000	87,957
Banco BTG Pactual S.A.(a)		37,000	157,730
Localiza Rent a Car S.A.		7,000	70,101
			426,655
Canada	0.7%
Fairfax India Holdings Corp.(a)(b)		5,000	53,550
China	23.6%
Alibaba Group Holding Ltd.(a)		22,000	313,733
Hainan Meilan International Airport Co. Ltd. - Class H(a)		30,000	88,316
JD.com, Inc. - Class A		476	15,335
Kingsoft Corp Ltd.		15,000	58,495
Lenovo Group Ltd.		194,000	181,223
NetEase, Inc.		20,000	367,284
Postal Savings Bank of China Co. Ltd. - Class H(b)		130,000	103,214
Sinotruk Hong Kong Ltd.		88,000	123,363
Tencent Holdings Ltd.		10,000	451,649
Yum China Holdings, Inc.		2,300	111,550
Zijin Mining Group Co. Ltd. - Class H		90,000	110,223
			1,924,385
Czech Republic	1.7%
CZG - Cezka zbrojovka Group S.E.		5,500	134,891
Egypt	1.1%
Commercial International Bank Egypt S.A.E. - REG - GDR		55,000	91,300
Georgia	0.7%
Georgia Capital PLC(a)		8,000	59,015
Greece	4.2%
Motor Oil Hellas Corinth Refineries S.A.		9,000	166,467
OPAP S.A.		12,000	171,654
			338,121
Hong Kong	2.6%
China Resources Cement Holdings Ltd.		130,000	87,310
Kingboard Holdings Ltd.		32,000	121,119
			208,429
Hungary	1.7%
Richter Gedeon Nyrt		7,500	135,396
India	7.2%
ICICI Bank Ltd. - ADR		13,000	230,620
Reliance Industries Ltd. - GDR(b)		5,500	357,775
			588,395

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kazakhstan	0.6%
Kaspi.KZ JSC - REG - GDR		1,100	$50,050
Malaysia	3.4%
Hibiscus Petroleum Bhd.		330,000	74,872
My EG Services Bhd		1,007,800	201,217
			276,089
Mexico	4.1%
Becle S.A.B. de C.V.		75,000	162,237
Fibra Uno Administracion S.A. de C.V.		62,000	61,755
Qualitas Controladora S.A.B. de C.V.		24,000	110,419
			334,411
Philippines	0.7%
Wilcon Depot, Inc.		140,000	60,598
Poland	2.8%
LiveChat Software S.A.		4,500	98,909
Warsaw Stock Exchange		15,000	125,720
			224,629
Singapore	0.7%
Sea Ltd. - ADR(a)		900	60,174
South Africa	4.5%
Aspen Pharmacare Holdings Ltd.		3,500	29,913
Naspers Ltd. - Class N		1,500	218,307
Sibanye Stillwater Ltd.		48,000	119,994
			368,214
South Korea	11.9%
AfreecaTV Co. Ltd.		1,000	61,691
Fila Holdings Corp.		6,000	129,852
Hugel, Inc.(a)		400	32,409
LG Chem Ltd.		300	119,224
NICE Information Service Co. Ltd.		8,000	88,725
Samsung Electronics Co. Ltd.		7,600	333,641
Shinhan Financial Group Co. Ltd.		7,000	199,746
			965,288
Switzerland	1.1%
Wizz Air Holdings PLC(a)(b)		4,000	85,406
Taiwan	9.1%
Chailease Holding Co. Ltd.		11,550	80,992
Simplo Technology Co. Ltd.		19,000	162,628
Taiwan Semiconductor Manufacturing Co. Ltd.		31,000	496,275
			739,895
Thailand	3.1%
Bangkok Bank PCL - REG		40,000	150,474
CP ALL PCL - REG		60,000	101,824
			252,298

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Turkey	2.8%
KOC Holding A.S.		33,000	$72,361
Sok Marketler Ticaret A.S.		90,000	61,793
Turkiye Sise ve Cam Fabrikalari A.S.		75,300	96,994
			231,148
United States	3.1%
Liberty Latin America Ltd. - Class C(a)		8,000	62,320
Millicom International Cellular S.A.(a)		9,350	134,360
Parade Technologies Ltd.		1,500	58,015
			254,695
TOTAL COMMON STOCKS (Cost $9,598,046)			7,926,719
TOTAL INVESTMENTS (Cost $9,598,046)	97.4%		7,926,719
NET OTHER ASSETS (LIABILITIES)	2.6%		214,744
NET ASSETS	100.0%		$8,141,463

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2022 the industry sectors for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Communication Services	14.7%
Consumer Discretionary	13.3
Consumer Staples	5.4
Energy	7.4
Financials	18.4
Health Care	2.4
Industrials	9.3
Information Technology	20.3
Materials	5.4
Real Estate	0.8
Total	97.4%

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	82.2%
Aerospace/Defense	0.5%
TransDigm, Inc. 8.00%, 12/15/25(a)		$50,000	$50,562
Airlines	1.0%
United Airlines, Inc. 4.63%, 04/15/29(a)		126,000	106,882
Auto Parts & Equipment	2.0%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	215,600
Banks	1.4%
Freedom Mortgage Corp. 6.63%, 01/15/27(a)		200,000	148,230
Building Materials	1.7%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		125,000	111,100
Patrick Industries, Inc. 4.75%, 05/01/29(a)		100,000	74,423
			185,523
Commercial Services	9.7%
Alta Equipment Group, Inc. 5.63%, 04/15/26(a)		200,000	171,000
Carriage Services, Inc. 4.25%, 05/15/29(a)		250,000	203,314
CoreCivic, Inc. 8.25%, 04/15/26		75,000	73,138
Herc Holdings, Inc. 5.50%, 07/15/27(a)		250,000	228,225
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/28(a)		150,000	125,489
Rent-A-Center, Inc. 6.38%, 02/15/29(a)		300,000	234,000
			1,035,166
Diversified Financial Services	10.9%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		300,000	262,387
Credit Acceptance Corp. 6.63%, 03/15/26		100,000	93,630
Enova International, Inc. 8.50%, 09/15/25(a)		200,000	173,942
ILFC E-Capital Trust I 4.85%, 12/21/65(a)(b)		150,000	109,502
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/29(a)		175,000	155,750
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	165,662

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
StoneX Group, Inc. 8.63%, 06/15/25(a)		$100,000	$100,250
World Acceptance Corp. 7.00%, 11/01/26(a)		150,000	107,250
			1,168,373
Electrical Component & Equipments	1.4%
WESCO Distribution, Inc. 7.13%, 06/15/25(a)		150,000	149,675
Energy-Alternate Sources	1.8%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 01/15/26(a)		200,000	193,250
Entertainment	2.8%
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	70,922
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	87,500
Scientific Games International, Inc. 7.00%, 05/15/28(a)		150,000	140,764
			299,186
Food	6.5%
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/28(a)		250,000	211,250
Fresh Market (The), Inc. 9.75%, 05/01/23(a)		160,000	160,000
Performance Food Group, Inc. 5.50%, 10/15/27(a)		150,000	138,862
United Natural Foods, Inc. 6.75%, 10/15/28(a)		200,000	186,908
			697,020
Forest Products & Paper	0.7%
Glatfelter Corp. 4.75%, 11/15/29(a)		100,000	70,000
Healthcare-Services	1.9%
Tenet Healthcare Corp. 6.25%, 02/01/27(a)		225,000	207,093
Home Builders	3.0%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	142,927
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	177,688
			320,615
Iron/Steel	3.7%
Allegheny Ludlum LLC 6.95%, 12/15/25		399,000	391,045
Leisure Time	6.1%
Carnival Corp. 7.63%, 03/01/26(a)		175,000	135,544

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
NCL Corp. Ltd. 5.88%, 03/15/26(a)		$200,000	$156,978
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	238,732
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	120,527
			651,781
Lodging	3.6%
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		250,000	216,849
Travel + Leisure Co. 6.60%, 10/01/25		175,000	169,869
			386,718
Machinery-Construction & Mining	1.2%
Vertiv Group Corp. 4.13%, 11/15/28(a)		150,000	121,788
Media	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	80,970
Oil & Gas	2.1%
Colgate Energy Partners III LLC 5.88%, 07/01/29(a)		250,000	219,062
Oil & Gas Services	2.1%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.25%, 04/01/28(a)		250,000	221,325
Pharmaceuticals	2.0%
AdaptHealth LLC 5.13%, 03/01/30(a)		250,000	210,727
Pipelines	4.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/25(a)		100,000	94,517
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		225,000	199,125
NuStar Logistics L.P. 6.00%, 06/01/26		250,000	233,750
			527,392
Real Estate	1.4%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/29(a)		200,000	151,664
Real Estate Investment Trusts	1.6%
New Residential Investment Corp. 6.25%, 10/15/25(a)		200,000	174,153
Retail	6.1%
Arko Corp. 5.13%, 11/15/29(a)		125,000	94,691
Bath & Body Works, Inc. 6.69%, 01/15/27		150,000	140,222

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		$300,000	$234,000
Dillard's, Inc. 7.75%, 07/15/26		175,000	184,665
			653,578
Trucking & Leasing	1.3%
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/25(a)		150,000	141,527
TOTAL CORPORATE BONDS (Cost $10,276,843)			8,778,905
FOREIGN ISSUER BONDS	14.1%
Chemicals	2.0%
Methanex Corp. 5.25%, 12/15/29		250,000	211,352
Commercial Services	1.9%
Cimpress PLC 7.00%, 06/15/26(a)		250,000	199,175
Healthcare-Services	1.8%
Akumin, Inc. 7.00%, 11/01/25(a)		250,000	193,778
Holding Companies-Diversified	1.8%
Stena International S.A. 6.13%, 02/01/25(a)		200,000	190,077
Investment Companies	1.6%
Adient Global Holdings Ltd. 4.88%, 08/15/26(a)		200,000	175,532
Mining	1.7%
First Quantum Minerals Ltd. 6.88%, 10/15/27(a)		200,000	178,812
Pharmaceuticals	1.2%
Bausch Health Cos., Inc. 5.00%, 01/30/28(a)		250,000	133,125
Telecommunications	2.1%
Sable International Finance Ltd. 5.75%, 09/07/27(a)		250,000	229,150
TOTAL FOREIGN ISSUER BONDS (Cost $1,875,231)			1,511,001

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.4%
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(c)		361,637	361,637
TOTAL SHORT-TERM INVESTMENTS (Cost $361,637)			361,637
TOTAL INVESTMENTS (Cost $12,513,711)	99.7%		10,651,543
NET OTHER ASSETS (LIABILITIES)	0.3%		31,077
NET ASSETS	100.0%		$10,682,620

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
(c)7-day current yield as of June 30, 2022 is disclosed.
At June 30, 2022 the TSW High Yield Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BAA	1.8%
BA	22.7
B	72.1
CAA	1.5
Cash	2.0

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.8%
Belgium	2.0%
Anheuser-Busch InBev S.A./N.V. - ADR		15,000	$809,250
Japan	2.8%
Nintendo Co. Ltd. - ADR		21,000	1,130,220
United Kingdom	4.8%
Liberty Global PLC - Class A(a)		44,000	926,200
Willis Towers Watson PLC		5,000	986,950
			1,913,150
United States	81.2%
Alphabet, Inc. - Class C(a)		337	737,171
Applied Materials, Inc.		4,000	363,920
Arch Capital Group Ltd.(a)		29,000	1,319,210
Bank of America Corp.		20,000	622,600
Berkshire Hathaway, Inc. - Class B(a)		5,300	1,447,006
Charles Schwab (The) Corp.		11,100	701,298
Chesapeake Energy Corp.		6,000	486,600
Cigna Corp.		4,709	1,240,916
Cisco Systems, Inc.		14,000	596,960
Cleveland-Cliffs, Inc.(a)		23,000	353,510
CVS Health Corp.		11,200	1,037,792
Dell Technologies, Inc. - Class C		9,000	415,890
Dollar Tree, Inc.(a)		4,000	623,400
Dominion Energy, Inc.		13,000	1,037,530
FleetCor Technologies, Inc.(a)		6,000	1,260,660
HF Sinclair Corp.		12,600	569,016
Intel Corp.		21,000	785,610
Kinder Morgan, Inc.		60,600	1,015,656
Kraft Heinz (The) Co.		23,100	881,034
Liberty Broadband Corp. - Class C(a)		7,100	821,044
Liberty Medi Corp. - Liberty SiriusXM - Class C(a)		19,225	693,061
Lockheed Martin Corp.		3,800	1,633,848
McKesson Corp.		2,100	685,041
Merck & Co, Inc.		13,000	1,185,210
Meta Platforms, Inc. - Class A(a)		6,000	967,500
Mosaic (The) Co.		7,000	330,610
Occidental Petroleum Corp.		8,000	471,040
Pfizer, Inc.		19,700	1,032,871
Post Holdings, Inc.(a)		20,500	1,688,175
Progressive (The) Corp.		10,600	1,232,462
Raytheon Technologies Corp.		9,000	864,990
Regeneron Pharmaceuticals, Inc.(a)		1,400	827,582
TJX Cos. (The), Inc.		11,000	614,350
Verizon Communications, Inc.		19,125	970,594
Warner Bros Discovery, Inc.(a)		26,217	351,832

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Wells Fargo & Co.		25,000	$979,250
Western Digital Corp.(a)		9,000	403,470
Westlake Corp.		3,000	294,060
Williams Cos. (The), Inc.		38,325	1,196,123
			32,738,892
TOTAL COMMON STOCKS (Cost $31,707,127)			36,591,512

SHORT-TERM INVESTMENTS	9.1%
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(b)		3,687,842	3,687,842
TOTAL SHORT-TERM INVESTMENTS (Cost $3,687,842)			3,687,842
TOTAL INVESTMENTS (Cost $35,394,969)	99.9%		40,279,354
NET OTHER ASSETS (LIABILITIES)	0.1%		20,893
NET ASSETS	100.0%		$40,300,247

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2022 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2022 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Communication Services	16.3%
Consumer Discretionary	3.1
Consumer Staples	8.4
Energy	9.3
Financials	18.1
Health Care	14.9
Industrials	6.2
Information Technology	9.5
Materials	2.4
Utilities	2.6
Total	90.8%